Residential Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Estimated fair value	$ 1,918,832
Residential Mortgage-Backed Securities
Residential Mortgage-Backed Securities
Principal balance	1,717,808
Unamortized Premium (Discount), net	111,428
Amortized Cost	1,888,063
Unrealized Gain (Loss), net	3,925
Estimated fair value	1,918,832
Net Weighted Average Coupon (as a percent)	4.00%
Weighted Average Yield (as a percent)	3.00%
Aggregate cost of unsettled purchases	105,912
Estimated fair value of unsettled purchases	106,019
Weighted average expected remaining term to maturity of investment portfolio	5 years 7 months 6 days
30-Year Mortgage
Residential Mortgage-Backed Securities
Maturity period	30 years
Principal balance	1,440,818
Unamortized Premium (Discount), net	87,234
Amortized Cost	1,528,052
Unrealized Gain (Loss), net	3,930
Estimated fair value	1,531,982
Net Weighted Average Coupon (as a percent)	3.80%
Weighted Average Yield (as a percent)	2.80%
20-Year Mortgage
Residential Mortgage-Backed Securities
Maturity period	20 years
Principal balance	210,990
Unamortized Premium (Discount), net	13,070
Amortized Cost	224,060
Unrealized Gain (Loss), net	(340)
Estimated fair value	223,720
Net Weighted Average Coupon (as a percent)	3.60%
Weighted Average Yield (as a percent)	2.40%
CMO-Fixed Rate
Residential Mortgage-Backed Securities
Principal balance	66,000
Unamortized Premium (Discount), net	11,124
Amortized Cost	77,124
Unrealized Gain (Loss), net	(316)
Estimated fair value	76,808
Net Weighted Average Coupon (as a percent)	6.50%
Weighted Average Yield (as a percent)	4.90%
IOs and IIOs
Residential Mortgage-Backed Securities
Amortized Cost	58,827
Unrealized Gain (Loss), net	651
Estimated fair value	59,478
Net Weighted Average Coupon (as a percent)	4.30%
Weighted Average Yield (as a percent)	8.60%
Agency interest-only strips accounted as derivatives
Residential Mortgage-Backed Securities
Estimated fair value	$ 26,844
Net Weighted Average Coupon (as a percent)	4.20%
Weighted Average Yield (as a percent)	1.60%